Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales (Note 14)
Products	$ 48,278	$ 69,457	$ 72,090
Services	1,671	2,816	2,924
Total Sales	49,949	72,273	75,014
Cost of Sales
Products	24,972	33,582	35,616
Services	2,354	3,911	1,480
Write-off of excess inventory and provision for inventory purchase commitments (Note 2h)	6,385	1,433	2,093
Gross profit	16,238	33,347	35,825
Operating costs and expenses:
Research and development, net (Note 14a)	12,664	10,708	7,904
Selling and marketing	13,177	18,304	13,801
General and administrative	7,182	5,170	4,364
Amortization of intangible assets	2,235	186
Acquisition and other related expenses (Note 1e)	1,102	2,622
Restructuring and other charges (Note 2aa)		6,020	1,787
Total operating costs and expenses	36,360	43,010	27,856
Operating income (loss)	(20,122)	(9,663)	7,969
Financial expense, net (Note 14b)	(2,895)	(1,015)	(99)
Income (loss) before income taxes	(23,017)	(10,678)	7,870
Taxes on income			894
Net income (loss) from continuing operations	(23,017)	(10,678)	6,976
Net Loss from discontinued operations	(32,892)	(23,144)	(105,455)
Net loss	$ (55,909)	$ (33,822)	$ (98,479)
Net income (loss) per share (Note 14c):
Continuing operations	$ (3.68)	$ (1.71)	$ 1.12
Discontinued operations	$ (5.25)	$ (3.72)	$ (16.95)
Basic and diluted	$ (8.93)	$ (5.43)	$ (15.83)